Investment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
- Current	$ 49,035,610	$ 20,714,145
- Non-current		1,892,308
Other long-term investments	3,106,692
Total	$ 52,142,302	$ 22,606,453